Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Deferred Federal Income Tax Expense (Benefit)	$ 64.7
Deferred federal income tax expense (Benefit)	$ 19.5	$ 64.5	$ 19.3